UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Principal Amount		Fair Value
Corporate Bonds — 22.9%

Consumer Staples — 0.6%
$ 1,720,000	PepsiCo, Inc., 0.455%, 7/30/15 (a)	$1,721,105

Financials — 20.5%
10,000,000	Bank of Montreal, MTN, 0.517%, 9/24/15 (a)	10,011,515
8,193,000	Canadian Imperial Bank, 0.900%, 10/1/15	8,212,683
2,892,000	JPMorgan Chase & Co, GMTN, 1.100%, 10/15/15	2,898,588
7,500,000	National Australia Bank Ltd., 0.461%, 5/28/15 (a) (b)	7,502,352
6,540,000	Royal Bank of Canada, 3.125%, 4/14/15 (b)	6,546,760
5,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (b)	5,031,266
7,573,000	Wells Fargo & Co., 0.456%, 10/28/15 (a)	7,578,400
7,500,000	Westpac Banking Corp., 1.375%, 7/17/15	7,522,859

		55,304,423

Industrials — 1.8%
1,200,000	Emerson Electric Co., 4.125%, 4/15/15	1,201,751
3,600,000	John Deere Capital Corp., MTN, 0.391%, 6/15/15 (a)	3,601,271

		4,803,022

Total Corporate Bonds (Cost $61,828,550)		61,828,550

Commercial Paper — 25.1% (c) (d)
11,700,000	Kimberly-Clark Corp., 0.110%, 4/24/15 (b)	11,699,178

Consumer Staples — 1.9%
5,000,000	Coca-Cola Co./The, 0.160%, 4/10/15	4,999,800

Financials — 6.5%
10,000,000	Bank of Nova Scotia/The, 0.200%, 8/20/15 (b)	9,992,167
7,500,000	Credit Suisse, 0.321%, 5/21/15	7,496,667

		17,488,834

Health Care — 4.1%
11,100,000	Abbott Laboratories, 0.120%, 5/27/15 (b)	11,097,928

Industrials — 8.3%
8,000,000	Emerson Electric Co., 0.080%, 4/23/15 (b)	7,999,609
7,500,000	Honeywell International, Inc., 0.210%, 6/24/15 (b)	7,496,325
7,000,000	United Technologies Corp., 0.140%, 6/17/15 (b)	6,997,904

		22,493,838

Total Commercial Paper (Cost $67,779,578)		67,779,578

Yankee Certificates of Deposit — 4.1%

Financials — 4.1%
634,000	Bank of Montreal, 0.253%, 4/14/15 (a)	633,995
4,850,000	Credit Suisse, 0.583%, 8/24/15 (a)	4,851,394
500,000	Toronto-Dominion Bank, 0.253%, 4/15/15 (a)	499,998
5,000,000	Toronto-Dominion Bank/NY, 0.267%, 11/18/15 (a)	5,000,671

Total Yankee Certificates of Deposit (Cost $10,986,058)		10,986,058

U.S. Government Agencies — 12.2%

Federal Farm Credit Bank — 9.1%
4,500,000	0.193%, 4/23/15 (a)	4,500,251
10,000,000	0.191%, 4/27/15 (a)	10,000,546
10,000,000	0.130%, 8/7/15 (a)	10,000,366

		24,501,163

Federal Home Loan Bank Discount Note — 2.3%
6,300,000	0.071%, 5/11/15 (c) (d)	6,299,510

Federal Home Loan Mortgage Corporation Discount Note — 0.8%
2,054,000	0.081%, 4/13/15 (c) (d)	2,053,945

Total U.S. Government Agencies (Cost $32,854,618)		32,854,618

U.S. Treasury Obligations — 6.7%

U.S. Treasury Bills — 6.7%
18,000,000	0.067%, 8/27/15 (d)	17,995,042

Total U.S. Treasury Obligations (Cost $17,995,042)		17,995,042

Repurchase Agreements — 18.6%
50,000,000	TD Securities, 0.070%, dated 3/31/15, due 4/1/15, repurchase price $50,000,097 (collateralized by U.S. Treasury Note, 1.750% 3/31/22, market value $51,058,232)	50,000,000

Total Repurchase Agreements (Cost $50,000,000)		50,000,000

Total Investments (Cost $241,443,846) — 89.6%		241,443,846

Other Assets in Excess of Liabilities — 10.4%		28,112,182

Net Assets — 100.0%		$269,556,028

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Zero coupon bond.
(d)	Rate represents the effective yield at purchase.

GMTN – Global Medium-Term Note

MTN – Medium-Term Note

See accompanying notes which are an integral part of these portfolios of investments.

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Principal Amount		Fair Value
U.S. Treasury Obligations — 70.3%

U.S. Treasury Bills — 11.0% (a)
$ 20,110,000	0.028%, 4/2/15	$20,109,984
25,000,000	0.030%, 4/30/15	24,999,417
24,820,000	0.137%, 6/25/15	24,811,971
9,230,000	0.251%, 8/27/15	9,227,439
15,000,000	0.068%, 3/3/16	14,964,896

		94,113,707

U.S. Treasury Notes — 59.3%
14,180,000	0.375%, 4/15/15	14,181,790
68,400,000	0.125%, 4/30/15	68,403,251
50,000,000	0.250%, 5/31/15	50,014,812
50,000,000	0.250%, 5/15/15	50,008,922
25,000,000	4.125%, 5/15/15	25,122,911
25,000,000	1.750%, 7/31/15	25,140,071
25,000,000	0.250%, 7/31/15	25,012,533
85,000,000	0.250%, 8/15/15	85,056,244
50,000,000	1.250%, 8/31/15	50,239,466
15,000,000	0.375%, 11/15/15	15,020,352
75,000,000	0.104%, 4/30/16 (b)	75,004,660
25,000,000	0.088%, 10/31/16 (b)	24,980,129

		508,185,141

Total U.S. Treasury Obligations (Cost $602,298,848)		602,298,848

Repurchase Agreements — 32.1%
125,000,000	TD Securities, 0.050%, dated 3/25/15, due 4/1/15, repurchase price $125,001,215 (collateralized by U.S. Treasury Note, 3.625% 8/15/19, market value $127,026,021)	125,000,000
150,000,000	TD Securities, 0.070%, dated 3/31/15, due 4/1/15, repurchase price $150,000,292 (collateralized by U.S. Treasury Note, 1.750% 3/31/22, market value $153,172,689)	150,000,000

Total Repurchase Agreements (Cost $275,000,000)		275,000,000

Total Investments (Cost $877,298,848) — 102.4%		877,298,848

Liabilities in Excess of Other Assets — (2.4)%		(20,368,426)

Net Assets — 100.0%		$856,930,422

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2015.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares		Fair Value
Common Stocks — 73.3%

Consumer Discretionary — 3.5%
16,500	Comcast Corp., Class A	$931,755
44,000	Ford Motor Co.	710,160
30,000	Gap, Inc./The	1,299,900
53,250	International Game Technology	927,083
13,750	McDonalds Corp.	1,339,800
15,750	Starwood Hotels & Resorts Worldwide, Inc.	1,315,125

		6,523,823

Consumer Staples — 5.9%
23,750	Coca-Cola Enterprises, Inc.	1,049,750
26,750	Colgate-Palmolive Co.	1,854,845
50,000	Flowers Foods, Inc.	1,137,000
24,500	Kellogg Co.	1,615,775
15,000	Kimberly-Clark Corp.	1,606,650
44,500	Sysco Corp.	1,678,985
24,000	Wal-Mart Stores, Inc.	1,974,000

		10,917,005

Energy — 10.7%
16,000	Chevron Corp.	1,679,680
42,900	ConocoPhillips	2,670,954
67,000	Exxon Mobil Corp.	5,695,000
48,250	Halliburton Co.	2,117,210
55,750	Marathon Oil Corp.	1,455,633
15,250	Murphy Oil Corp. (a)	710,650
105,000	Noble Corp. PLC (a)	1,499,400
32,000	Occidental Petroleum Corp.	2,336,000
56,150	Suncor Energy, Inc.	1,642,388

		19,806,915

Financials — 17.2%
274,500	Apollo Investment Corp. (a) (b)	2,106,787
86,000	Ares Capital Corp. (b)	1,476,620
43,500	Bank of Nova Scotia/The	2,185,005
21,250	CBOE Holdings, Inc.	1,219,856
23,250	Eaton Vance Corp. (a)	968,130
131,250	Fifth Third Bancorp.	2,474,062
53,250	JPMorgan Chase & Co.	3,225,885
95,000	Northern Trust Corp., Series C	2,422,500
100,250	Progressive Corp./The	2,726,800
44,000	Royal Bank of Canada (a)	2,655,840
35,000	Toronto-Dominion Bank/The (a)	1,499,750
10,750	Travelers Cos., Inc./The	1,162,398
52,100	U.S. Bancorp	2,275,207
64,500	Waddell & Reed Financial, Inc., Class A	3,195,330
38,600	Wells Fargo & Co.	2,099,840

		31,694,010

Health Care — 7.3%
21,000	AbbVie, Inc.	1,229,340
36,250	Baxter International, Inc.	2,483,125
31,250	GlaxoSmithKline PLC ADR	1,442,188
19,500	Johnson & Johnson	1,961,700
30,750	Merck & Co., Inc.	1,767,510
101,000	Pfizer, Inc.	3,513,790
17,000	St. Jude Medical, Inc.	1,111,800

		13,509,453

Industrials — 8.3%
64,250	ADT Corp./The (a)	2,667,660
31,000	Avery Dennison Corp.	1,640,210
47,500	CSX Corp.	1,573,200
21,000	Deluxe Corp. (a)	1,454,880
214,250	General Electric Co.	5,315,542
61,750	Tyco International PLC	2,658,955

		15,310,447

Information Technology — 5.1%
7,750	Accenture PLC, Class A	726,098
18,000	CA, Inc.	586,980
11,500	International Business Machines Corp.	1,845,750
33,750	Microchip Technology, Inc.	1,650,375
22,550	Paychex, Inc.	1,118,818
53,250	Symantec Corp.	1,244,186
92,000	Xerox Corp.	1,182,200
26,250	Xilinx, Inc.	1,110,375

		9,464,782

Materials — 1.4%
26,000	Dow Chemical Co./The	1,247,480
29,000	Sonoco Products Co.	1,318,340

		2,565,820

Real Estate Investment Trusts — 7.9%
20,750	Camden Property Trust (a)	1,621,198
53,050	HCP, Inc.	2,292,290
18,500	Highwoods Properties, Inc.	846,930
40,000	Hospitality Properties Trust	1,319,600
129,500	Host Hotels & Resorts, Inc.	2,613,310
12,000	Kimco Realty Corp.	322,200
194,000	Lexington Realty Trust	1,907,020
49,500	Piedmont Office Realty Trust, Inc. (a)	921,195
15,250	Realty Income Corp. (a)	786,900
12,250	Ventas, Inc.	894,495
32,000	Weyerhaeuser Co.	1,060,800

		14,585,938

Telecommunication Services — 3.0%
115,750	AT&T, Inc.	3,779,237
37,000	Verizon Communications, Inc.	1,799,310

		5,578,547

Utilities — 3.0%
113,500	CenterPoint Energy, Inc.	2,316,535
83,250	Questar Corp.	1,986,345
28,500	TransCanada Corp. (a)	1,217,520

		5,520,400

Total Common Stocks (Cost $129,435,082)		135,477,140

Preferred Stocks — 23.2%
Financials — 16.6%
29,000	Aegon NV, 8.000%	824,180
110,000	Allstate Corp./The, 5.100%	2,856,700
60,000	American Financial Group, Inc., 7.000%	1,561,200
104,700	Axis Capital Holdings Ltd., Series C, 6.875%	2,820,618
80,000	BB&T Corp., 5.850%	2,041,600
115,000	Charles Schwab Corp./The, Series B, 6.000%	3,062,450
4,000	Goldman Sachs Group, Inc./The, 6.500%	108,520
60,000	JPMorgan Chase Capital XXIX, 6.700%	1,525,200
115,000	KKR Financial Holdings LLC, 8.375%	3,221,150
115,000	PartnerRe Ltd., Series E, 7.250%	3,087,750
20,000	Prudential Financial, Inc., 5.700%	518,000
140,000	Raymond James Financial, Inc., 6.900%	3,787,000
180,000	Wells Fargo & Co., Series J, 8.000%	5,265,000

		30,679,368

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Industrials — 1.4%
105,000	Stanley Black & Decker, Inc., 5.750% (a)	$2,696,400

Real Estate Investment Trusts — 5.2%
128,700	Kimco Realty Corp., Series H, 6.900%	3,296,007
20,000	National Retail Properties, Inc., Series D, 6.625%	525,200
89,101	PS Business Parks, Inc., Series S, 6.450%	2,316,626
130,000	Realty Income Corp., Series F, 6.625%	3,434,600

		9,572,433

Total Preferred Stocks (Cost $41,515,475)		42,948,201

Exchange-Traded Funds — 1.6%
36,750	SPDR S&P Dividend ETF	2,873,850

Total Exchange-Traded Funds (Cost $2,528,209)		2,873,850

Cash Equivalents — 1.5%
2,812,870	Huntington Money Market Fund, Institutional Shares, 0.036% (c) (d)	2,812,870

Total Cash Equivalents (Cost $2,812,870)		2,812,870

Short-Term Securities Held as Collateral for Securities Lending — 8.9%
16,464,449	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.140% (d)	16,464,449

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $16,464,449)		16,464,449

Total Investments (Cost $192,756,085) — 108.5%		200,576,510

Liabilities in Excess of Other Assets — (8.5)%		(15,669,452)

Net Assets — 100.0%		$184,907,058

(a)	All or a portion of the security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015 was $16,209,729.
(b)	Business Development Company
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares/ Principal Amount		Fair Value
Common Stocks — 92.9%
Belgium — 3.0%

Consumer Staples — 3.0%
4,000	Anheuser-Busch InBev NV	$489,331

Canada — 2.8%

Health Care — 2.8%
2,300	Valeant Pharmaceuticals International, Inc. *	456,826

China — 6.6%

Consumer Discretionary — 2.0%
11,500	Vipshop Holdings Ltd. ADR *	338,560

Industrials — 1.1%
170,000	CT Environmental Group Ltd.	183,318

Information Technology — 3.5%
30,500	Tencent Holdings Ltd.	579,105

		1,100,983

France — 3.0%

Industrials — 3.0%
7,000	Safran SA	489,116

Germany — 6.2%

Financials — 2.9%
2,700	Allianz SE	469,761

Industrials — 3.3%
11,400	GEA Group AG	551,955

		1,021,716

Hong Kong — 1.3%

Health Care — 1.3%
210,000	Sino Biopharmaceutical Ltd.	212,637

India — 15.9%

Consumer Discretionary — 1.9%
57,000	Zee Entertainment Enterprises Ltd.	312,201

Consumer Staples — 2.8%
95,000	Adani Ports & Special Economic Zone Ltd.	469,252

Financials — 5.4%
7,200	HDFC Bank Ltd.	118,013
51,000	Indiabulls Housing Finance Ltd.	456,013
60,000	Rural Electrification Corp. Ltd.	320,410

		894,436

Health Care — 1.5%
15,000	Sun Pharmaceutical Industries Ltd.	246,150

Industrials — 2.0%
25,000	Amara Raja Batteries Ltd.	333,781

Information Technology — 2.3%
3,300	Tata Consultancy Services Ltd.	135,075
24,800	Tech Mahindra Ltd.	250,285
		385,360

		2,641,180

Indonesia — 11.6%

Consumer Discretionary — 3.6%
395,000	Matahari Department Store Tbk PT	595,143

Financials — 5.4%
540,000	Bank Rakyat Indonesia Persero Tbk PT	548,260
9,000,000	Pakuwon Jati Tbk PT	354,493

		902,753

Telecommunication Services — 2.6%
595,000	Tower Bersama Infrastructure Tbk PT	431,176

		1,929,072

Japan — 14.2%

Consumer Staples — 5.2%
11,500	Seven & I Holdings Co. Ltd.	484,488
10,100	Welcia Holdings Co. Ltd.	377,676

		862,164

Health Care — 3.0%
30,000	Astellas Pharma, Inc.	492,121

Information Technology — 6.0%
900	KEYENCE Corp.	492,246
3,700	Murata Manufacturing Co. Ltd.	510,084
		1,002,330

		2,356,615

Malaysia — 3.2%

Information Technology — 3.2%
377,000	Globetronics Technology BHD	535,445

Mexico — 1.8%

Financials — 1.8%
125,000	Gentera SAB de CV	224,062
12,100	Grupo Financiero Interacciones SA de CV	80,093

		304,155

Republic of South Korea — 2.5%

Consumer Staples — 1.6%
2,244	Cosmax, Inc.	276,325

Information Technology — 0.9%
3,600	Koh Young Technology, Inc.	144,357

		420,682

Sweden — 2.3%

Consumer Discretionary — 2.3%
9,500	Hennes & Mauritz AB	385,424

Taiwan — 8.3%

Consumer Discretionary — 1.9%
23,945	PChome Online, Inc.	311,511

Financials — 3.3%
307,687	Fubon Financial Holding Co. Ltd.	552,725

Industrials — 3.1%
6,000	Largan Precision Co. Ltd.	516,861

		1,381,097

See accompanying notes which are an integral part of these portfolios of investments.

Shares/ Principal Amount		Fair Value
Thailand — 3.9%

Information Technology — 3.9%
402,000	KCE Electronics PCL	$654,663

Turkey — 3.2%

Materials — 3.2%
240,000	Soda Sanayii AS	532,020

United Kingdom — 3.1%

Consumer Staples — 3.1%
5,901	Reckitt Benckiser Group PLC	507,794

Total Common Stocks (Cost $12,356,057)		15,418,756

Preferred Stocks — 0.2%

India — 0.2%
Consumer Discretionary — 0.2%
2,730,000	Zee Entertainment Enterprises Ltd., 6.000%	35,878

Total Preferred Stocks (Cost $44,695)		35,878

Foreign Government Bonds — 0.8%

Indonesia — 0.8%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (a)	131,103

Total Foreign Government Bonds (Cost $200,652)		131,103

Cash Equivalents — 3.3%
549,518	Huntington Money Market Fund, Institutional Shares, 0.036% (b) (c)	549,518

Total Cash Equivalents (Cost $549,518)		549,518

Total Investments (Cost $13,150,922) — 97.2%		16,135,255

Other Assets in Excess of Liabilities — 2.8%		468,774

Net Assets — 100.0%		$16,604,029

(a)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares/ Contracts		Fair Value
Common Stocks — 87.1%

Energy — 54.3%
12,300	Alliance Resource Partners LP (a)	$411,189
28,900	Canadian Natural Resources Ltd. (a)	887,519
8,600	Carrizo Oil & Gas, Inc. (a) *	426,990
13,000	Cheniere Energy, Inc. (a) *	1,006,200
36,910	Chesapeake Energy Corp. (a)	522,646
13,400	Consol Energy, Inc. (a)	373,726
23,200	Enterprise Products Partners LP (a)	763,976
14,100	Halliburton Co. (a)	618,708
9,100	Helmerich & Payne, Inc. (a)	619,437
15,236	Kinder Morgan, Inc. (a)	640,826
11,600	Magellan Midstream Partners LP (a)	889,836
9,000	Regency Energy Partners LP	205,830
4,500	Schlumberger Ltd. (a)	375,480
11,000	SM Energy Co. (a)	568,480
20,100	Spectra Energy Corp. (a)	727,017
22,800	Suncor Energy, Inc. (a)	666,900
5,700	Sunoco Logistics Partners LP (a)	235,638
4,600	Sunoco LP (a)	236,210
14,200	Valero Energy Corp. (a)	903,404

		11,080,012

Financials — 1.7%
25,000	Cresud SACIF y A ADR *	344,000

Industrials — 16.0%
9,100	AGCO Corp. (a)	433,524
12,600	Chicago Bridge & Iron Co. NV (a)	620,676
3,900	Copa Holdings SA (a)	393,783
15,090	GATX Corp. (a)	874,918
14,400	Joy Global, Inc. (a)	564,192
20,000	Navigator Holdings Ltd. (a) *	382,000

		3,269,093

Materials — 15.1%
3,670	Agrium, Inc. (a)	382,671
26,760	Barrick Gold Corp. (a)	293,290
8,100	BHP Billiton Ltd. ADR (a)	376,407
13,300	Potash Corporation of Saskatchewan, Inc. (a)	428,925
7,450	Rio Tinto PLC ADR (a)	308,430
24,030	Southern Copper Corp. (a)	701,195
2,000	Terra Nitrogen Co. LP	291,420
52,100	Vale SA ADR	294,365

		3,076,703

Total Common Stocks (Cost $16,052,954)		17,769,808

Exchange-Traded Funds — 4.2%
16,000	iShares Silver Trust (a) *	254,880
11,200	Market Vectors Junior Gold Miners ETF (a)	254,688
26,200	United States Natural Gas Fund LP (a) *	346,888

Total Exchange-Traded Funds (Cost $1,356,430)		856,456

Real Estate Investments — 8.4% (b) (c) (d)
	Grocery & Pharmacy DST	886,908
	New York Power DST (e)	826,482

Total Real Estate Investments (Cost $1,941,705)		1,713,390

Options Purchased — 4.6%
600	CBOE Volatility Index, Call @ $12, Expiring April 2015 (a)	258,000
300	CBOE Volatility Index, Call @ $12, Expiring June 2015 (a)	190,500
300	CBOE Volatility Index, Call @ $12, Expiring July 2015 (a)	202,500
1,500	iShares MSCI Emerging Markets ETF, Put @ $40, Expiring April 2015 (f)	84,000
132	PowerShares DB U.S. Dollar Index Bullish Fund, Call @ $26, Expiring April 2015	6,600
600	SPDR S&P 500 ETF Trust, Put @ $208, Expiring April 2015 (f)	191,700

Total Options Purchased (Cost $1,145,714)		933,300

Cash Equivalents — 1.3%
273,789	Huntington Money Market Fund, Institutional Shares, 0.036% (e) (g)	273,789

Total Cash Equivalents (Cost $273,789)		273,789

Total Investments (Cost $20,770,592) — 105.6%		21,546,743

Liabilities in Excess of Other Assets — (5.6)%		(1,148,395)

Net Assets — 100.0%		$20,398,348

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Illiquid security.
(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(d)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(e)	Investment in affiliate.
(f)	All or a portion of the security is held as collateral for written put options.
(g)	Rate disclosed is the seven day yield as of March 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares		Fair Value
Common Stocks — 102.1%

Bermuda — 2.6%

Financials — 2.6%
68,000	Arch Capital Group Ltd. *	$4,188,800

Brazil — 0.7%

Consumer Staples — 0.7%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,139,124

Chile — 0.3%

Materials — 0.3%
24,000	Sociedad Quimica y Minera de Chile SA ADR	438,000

Denmark — 0.9%

Health Care — 0.9%
31,000	Novozymes A/S, Class B	1,418,436

Germany — 0.7%

Health Care — 0.7%
35,500	Stada Arzneimittel AG (a)	1,186,641

Hong Kong — 0.6%

Consumer Discretionary — 0.6%
162,500	Television Broadcasts Ltd.	1,002,963

Japan — 2.0%

Consumer Staples — 0.4%
38,300	Shiseido Co. Ltd.	681,123

Financials — 0.3%
70	Japan Prime Realty Investment Corp.	241,329
40	Japan Real Estate Investment Corp.	188,427

		429,756

Health Care — 0.7%
41,200	Terumo Corp.	1,088,911

Information Technology — 0.6%
1,650	KEYENCE Corp.	902,451

		3,102,241

Sweden — 1.1%

Consumer Discretionary — 1.1%
116,800	Haldex AB	1,765,993

United Kingdom — 1.9%

Consumer Staples — 0.9%
16,238	Reckitt Benckiser Group PLC *	1,397,315

Industrials — 1.0%
116,800	Concentric AB	1,562,616

		2,959,931

United States — 91.3%

Consumer Discretionary — 8.9%
80,000	Cabela’s, Inc., Class A (a) (b) *	4,478,400
33,000	Papa John’s International, Inc.	2,039,730
45,000	Sonic Corp.	1,426,500
1,200	Tempur Sealy International, Inc. *	69,288
72,500	Tractor Supply Co. (b)	6,166,850

		14,180,768

Consumer Staples — 2.8%
55,000	Sanderson Farms, Inc.	4,380,750

Energy — 2.0%
10,000	Atwood Oceanics, Inc.	281,100
29,000	CARBO Ceramics, Inc. (a)	884,790
75,000	Denbury Resources, Inc. (a)	546,750
15,000	Dril-Quip, Inc. *	1,025,850
7,000	SM Energy Co.	361,760

		3,100,250

Financials — 11.4%
6,000	CBOE Holdings, Inc.	344,430
55,000	Cullen/Frost Bankers, Inc. (a)	3,799,400
90,000	Evercore Partners, Inc.	4,649,400
115,000	International Bancshares Corp.	2,993,450
14,000	Raymond James Financial, Inc.	794,920
81,100	South State Corp. (a)	5,546,429

		18,128,029

Health Care — 15.9%
55,000	Abaxis, Inc. (a)	3,526,050
18,000	AmerisourceBergen Corp.	2,046,060
62,000	AmSurg Corp. *	3,814,240
10,000	Bio-Rad Laboratories, Inc., Class A *	1,351,800
35,000	Cepheid, Inc. (a) *	1,991,500
39,500	Cerner Corp. *	2,893,770
10,000	CryoLife, Inc.	103,700
4,500	Edwards LifeSciences Corp. *	641,070
42,000	Luminex Corp. *	672,000
177,200	Myriad Genetics, Inc. (a) (b) *	6,272,880
17,500	Neogen Corp. *	817,775
60,000	Osiris Therapeutics, Inc. (a) *	1,054,800

		25,185,645

Industrials — 19.0%
39,000	Babcock & Wilcox Co./The	1,251,510
2,000	Copart, Inc. *	75,140
29,500	EnPro Industries, Inc.	1,945,525
53,000	Flowserve Corp.	2,993,970
15,000	John Bean Technologies Corp.	535,800
47,000	Lindsay Corp. (a)	3,583,750
110,000	Quanta Services, Inc. (c) *	3,138,300
2,000	Saia, Inc. *	88,600
393,900	TASER International, Inc. (a) *	9,496,929
98,000	Trinity Industries, Inc.	3,479,980
60,000	Watts Water Technologies, Inc., Class A	3,301,800
10,000	Werner Enterprises, Inc. (a)	314,100

		30,205,404

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Information Technology — 21.2%
221,000	ACI Worldwide, Inc. (a) *	$4,786,860
14,000	Anixter International, Inc. *	1,065,820
80,000	Cardtronics, Inc. *	3,008,000
10,000	Cognex Corp. *	495,900
133,000	Diodes, Inc. *	3,798,480
314,000	Geospace Technologies Corp. (a) (b) *	5,184,140
15,000	Integrated Device Technology, Inc. *	300,300
40,000	Jabil Circuit, Inc.	935,200
57,000	Red Hat, Inc. *	4,317,750
19,500	ScanSource, Inc. *	792,675
179,000	Trimble Navigation Ltd. (b) *	4,510,800
37,500	Tyler Technologies, Inc. (b) *	4,519,875

		33,715,800

Materials — 8.0%
45,010	Albemarle Corp. (a)	2,378,328
22,000	Eagle Materials, Inc.	1,838,320
10,000	Eastman Chemical Co. (b)	692,600
28,000	Quaker Chemical Corp.	2,397,920
30,000	Sensient Technologies Corp. (a)	2,066,400
52,000	United States Lime & Minerals, Inc.	3,354,000

		12,727,568

Real Estate Investment Trusts — 2.1%
68,000	Equity One, Inc.	1,814,920
40,000	Weingarten Realty Investors	1,439,200
		3,254,120

		144,878,334

Total Common Stocks (Cost $95,049,553)		162,080,463

Cash Equivalents — 0.1%
136,624	Huntington Money Market Fund, Institutional Shares, 0.036% (d) (e)	136,624

Total Cash Equivalents (Cost $136,624)		136,624

Short-Term Securities Held as Collateral for Securities Lending — 26.2%
41,587,409	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.140% (e)	41,587,409

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $41,587,409)		41,587,409

Total Investments (Cost $136,773,586) — 128.4%		203,804,496

Liabilities in Excess of Other Assets — (28.4)%		(45,043,862)

Net Assets — 100.0%		$158,760,634

(a)	All or a portion of the security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015 was $40,501,638.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for written put options.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of March 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares		Fair Value
Mutual Funds — 56.3%
105,083	Federated Mortgage Fund, Institutional Shares	$1,029,810
196,341	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	2,059,622
127,926	Federated Total Return Government Bond Fund, Institutional Shares	1,437,886
247,494	Huntington Dividend Capture Fund, Institutional Shares (a)	2,462,563
248,392	Huntington Global Select Markets Fund, Institutional Shares (a)	2,459,081
97,481	Huntington Situs Fund, Institutional Shares (a)	2,023,709

Total Mutual Funds (Cost $10,937,842)		11,472,671

Exchange-Traded Funds — 23.9% (a)
64,034	Huntington EcoLogical Strategy ETF	2,435,213
63,473	Huntington US Equity Rotation Strategy ETF	2,418,956

Total Exchange-Traded Funds (Cost $3,644,848)		4,854,169

Cash Equivalents — 20.0%
4,077,191	Huntington Money Market Fund, Institutional Shares, 0.036% (a) (b)	4,077,191

Total Cash Equivalents (Cost $4,077,191)		4,077,191

Total Investments (Cost $18,659,881) — 100.2%		20,404,031

Liabilities in Excess of Other Assets — (0.2)%		(38,544)

Net Assets — 100.0%		$20,365,487

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2015.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

As of March 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)(a)
Money Market Fund	$241,443,846	$—	$—	$—
U.S. Treasury Money Market Fund	877,301,208	—	(2,360)	(2,360)
Dividend Capture Fund	193,062,778	13,382,971	(5,869,239)	7,513,732
Global Select Markets Fund	13,174,931	3,148,502	(188,178)	2,960,324
Real Strategies Fund	20,751,786	3,575,477	(2,780,520)	794,957
Situs Fund	137,472,016	75,511,868	(9,179,388)	66,332,480
Balanced Allocation Fund	18,721,416	1,814,051	(131,436)	1,682,615

(a)	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered (a)
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A & Interfund(b)
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A & C
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A

(a)	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.
(b)	As of March 31, 2015, the Interfund shares are available for purchase; however the balance remains zero.

The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal, conducted by an independent valuation agent, on the property(ies) underlying the investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Fund
Investment Securities:
Corporate Bonds	$—	$61,828,550	$—	$61,828,550
Commercial Paper	—	67,779,578	—	67,779,578
Yankee Certificates of Deposit	—	10,986,058	—	10,986,058
U.S. Government Agencies	—	32,854,618	—	32,854,618
U.S. Treasury Obligations	—	17,995,042	—	17,995,042
Repurchase Agreements	—	50,000,000	—	50,000,000

Total Investment Securities	—	241,443,846	—	241,443,846

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	602,298,848	—	602,298,848
Repurchase Agreements	—	275,000,000	—	275,000,000

Total Investment Securities	—	877,298,848	—	877,298,848

Dividend Capture Fund
Investment Securities:
Common Stocks	135,477,140	—	—	135,477,140
Preferred Stocks	42,948,201	—	—	42,948,201
Exchange-Traded Funds	2,873,850	—	—	2,873,850
Cash Equivalents	2,812,870	—	—	2,812,870
Short-Term Securities Held as Collateral for Securities Lending	16,464,449	—	—	16,464,449

Total Investment Securities	200,576,510	—	—	200,576,510

Global Select Markets Fund
Investment Securities:
Common Stocks	15,418,756	—	—	15,418,756
Preferred Stocks	35,878	—	—	35,878
Foreign Government Bonds	—	131,103	—	131,103
Cash Equivalents	549,518	—	—	549,518

Total Investment Securities	16,004,152	131,103	—	16,135,255

Real Strategies Fund
Investment Securities:
Common Stocks	17,769,808	—	—	17,769,808
Exchange-Traded Funds	856,456	—	—	856,456
Real Estate Investments	—	—	1,713,390	1,713,390
Options Purchased	933,300	—	—	933,300
Cash Equivalents	273,789	—	—	273,789

Total Investment Securities	19,833,353	—	1,713,390	21,546,743

Other Financial Instruments: (a)
Written Options	(775,051)	—	—	(775,051)

Total Investments	19,058,302	—	1,713,390	20,771,692

Situs Fund
Investment Securities:
Common Stocks	162,080,463	—	—	162,080,463
Cash Equivalents	136,624	—	—	136,624
Short-Term Securities Held as Collateral for Securities Lending	41,587,409	—	—	41,587,409

Total Investment Securities	203,804,496	—	—	203,804,496

Other Financial Instruments: (a)
Written Options	(625,250)	—	—	(625,250)

Total Investments	203,179,246	—	—	203,179,246

Balanced Allocation Fund
Investment Securities:
Mutual Funds	11,472,671	—	—	11,472,671
Exchange-Traded Funds	4,854,169	—	—	4,854,169
Cash Equivalents	4,077,191	—	—	4,077,191

Total Investment Securities	20,404,031	—	—	20,404,031

(a)	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended March 31, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks	$—	$19,354,602
Preferred Stocks	—	37,550

Total	$—	$19,392,152

Situs Fund
Common Stocks	$—	$9,320,920

Total	$—	$9,320,920

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of March 31, 2015:

Type of Assets	Fair Value At March 31, 2015	Valuation Techniques	Unobservable Input(s)	Range (Weighted Average)
Real Estate Investments	$1,713,390	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30% - 13.60% (7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Real Strategies Fund
Balance as of December 31, 2014	$1,713,390
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain/(loss)	—
Change in unrealized appreciation (depreciation)	—

Ending Balance as of March 31, 2015	$1,713,390

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2015, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At March 31, 2015, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AGCO Corp.	Call	April 2015	50	91	$1,820	$1,726
Agrium, Inc.	Call	April 2015	110	36	1,332	8,999
Alliance Resource Partners, L.P.	Call	April 2015	40	123	2,153	180
Barrick Gold Corp.	Call	April 2015	12	267	1,869	1,058
Billiton Limited	Call	April 2015	47.5	81	5,670	(1,137)
Canadian Natural Resources Limited	Call	April 2015	31	289	20,230	(11,281)
Carrizo Oil & Gas, Inc.	Call	April 2015	50	86	13,760	(3,641)
CBOE Volatility Index	Call	April 2015	16	600	73,800	2,379
CBOE Volatility Index	Call	June 2015	16	300	96,000	(6,911)
CBOE Volatility Index	Call	July 2015	16	300	114,000	(11,411)
Cheniere Energy, Inc.	Call	April 2015	77.5	130	30,550	(2,541)
Chesapeake Energy	Call	April 2015	17	369	1,476	2,201
Chicago Bridge & Iron	Call	April 2015	47.5	126	35,406	(18,389)
Consol Energy	Call	April 2015	31	134	1,206	426
Copa Holdings, S.A.	Call	April 2015	110	39	1,170	5,731
Enterprise Products Partners L.P.	Call	April 2015	32.5	232	21,460	(12,262)
GATX Corp.	Call	April 2015	60	150	6,000	40,200
Halliburton Co.	Call	April 2015	44	141	12,972	(8,747)
Helmerich & Payne, Inc.	Call	April 2015	70	91	10,374	(5,463)
iShares MSCI Emerging Markets Index	Put	April 2015	37	1,500	7,500	43,446
iShares Silver Trust ETF	Call	April 2015	16.5	160	2,240	(966)
Joy Global, Inc.	Call	April 2015	44	144	504	1,627
Kinder Morgan, Inc.	Call	April 2015	42.5	152	6,080	(4,717)
Magellan Midstream Partners L.P.	Call	April 2015	82.5	116	3,770	2,050
Market Vectors Junior Gold Miners ETF	Call	April 2015	26	112	1,008	780
Navigator Holdings Ltd.	Call	April 2015	20	200	7,000	(407)
Potash Corporation of Saskatchewan, Inc.	Call	April 2015	35	133	333	1,492
Rio Tinto Plc	Call	April 2015	45	74	962	2,069
Schlumberger Ltd.	Call	April 2015	87.5	45	1,620	403
SM Energy Co.	Call	April 2015	45	110	78,100	(56,654)
Southern Copper Corp.	Call	April 2015	31	240	2,400	3,831
SPDR S&P ETF Trust	Put	April 2015	204	600	102,600	75,547
Spectra Energy Corp.	Call	April 2015	36	201	14,573	(11,766)
Suncor Energy, Inc.	Call	April 2015	31	228	3,420	428
Sunoco Logistics Partners LP	Call	April 2015	45	57	713	1,291
Sunoco LP	Call	April 2015	55	46	1,725	(623)
United States Natural Gas Fund LP	Call	April 2015	15	262	1,572	5,618
Valero Energy Corp.	Call	April 2015	57.5	142	87,685	(48,073)

Net Unrealized Depreciation on Written Option Contracts						$(3,507)

At March 31, 2015, Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela’s, Inc.	Call	June 2015	50	50	$38,000	$(8,652)
Cabela’s, Inc.	Call	June 2015	55	200	80,000	(29,858)
Eastman Chemical Company	Call	June 2015	75	100	9,000	23,866
Geospace Technologies Corp.	Call	June 2015	15	200	53,500	45,891
Geospace Technologies Corp.	Call	June 2015	20	200	16,000	25,392
Geospace Technologies Corp.	Call	June 2015	17.5	200	31,000	34,392
Myriad Genetics, Inc.	Call	August 2015	38	700	159,250	30,622
Quanta Services, Inc.	Put	May 2015	28	200	16,500	4,892
Tractor Supply Co.	Call	May 2015	85	200	71,000	(3,608)
Trimble Navigation Ltd.	Call	May 2015	27.5	400	14,000	29,785
Tyler Technologies, Inc.	Call	June 2015	110	100	137,000	(58,055)

Net Unrealized Appreciation on Written Option Contracts						$94,667

Derivative positions open at period end, if any, are reflected for each fund in the previous tables.

E. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of March 31, 2015, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$16,209,729	$16,464,449	$14,979,639	$6,952	$8,161
Real Strategies Fund	—	—	120,582	10,767	26,877
Situs Fund	40,501,638	41,587,409	41,822,060	202,201	58,192

F. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. As of March 31, 2015, the Real Strategies Fund and the Money Market Fund held restricted securities representing 8.4% and 27.6%, respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$991,705	$886,908
New York Power DST	7/21/11	N/A	950,000	826,482

Money Market Fund:

Abbott Laboratories	3/4/15	$11,100,000	$11,096,892	$11,097,928
Bank of Nova Scotia/The	3/24/15	10,000,000	9,991,722	9,992,167
Emerson Electric Co.	3/4/15	8,000,000	7,999,111	7,999,609
Honeywell International, Inc.	12/8/14	7,500,000	7,491,381	7,496,325
Kimberly-Clark Corp.	3/12/15	11,700,000	11,698,463	11,699,178
National Australia Bank Ltd.	11/21/14	7,500,000	7,507,553	7,502,352
Royal Bank of Canada	10/29/14	6,540,000	6,624,235	6,546,760
Toronto-Dominion Bank	3/24/15	5,000,000	5,032,580	5,031,266
United Technologies Corp.	3/19/15	7,000,000	6,997,550	6,997,904

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

Money Market Fund	12/31/14 Fair Value	Purchases	Sales	3/31/15 Fair Value	Income
Dividend Capture Fund	$9,104,401	$14,392,154	$(20,683,685)	$2,812,870	$387
Global Select Markets Fund	7,588	12,778,273	(12,236,343)	549,518	82
Real Strategies Fund	2,571,738	8,201,102	(10,499,051)	273,789	99
Situs Fund	—	9,587,007	(9,450,383)	136,624	—

Additionally, Balanced Allocation Fund invests in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/14 Fair Value	Purchases	Sales	3/31/15 Fair Value	Income
Money Market Fund	$4,673,951	$1,387,648	$(1,984,408)	$4,077,191	$376
Dividend Capture Fund	2,000,680	586,334	(114,863)	2,462,563	22,064
Global Select Markets Fund	3,156,426	45,200	(871,350)	2,459,081	—
Situs Fund	1,777,421	368,324	(131,476)	2,023,709	—
Huntington EcoLogical Strategy ETF	2,661,872	42,098	(398,097)	2,435,213	—
Huntington US Equity Rotation Strategy ETF	2,434,297	202,136	(334,944)	2,418,956	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Real Strategies Fund’s investment in New York Power DST, representing approximately 8.26% of the issuer, is set forth below:

	12/31/14 Fair Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	3/31/15 Fair Value	Income
New York Power DST	$826,482	$—	$—	$—	$826,482	$18,627

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares		Fair Value
Common Stocks — 73.0%

Consumer Discretionary — 3.5%
1,750	Comcast Corp., Class A	$98,823
7,000	Ford Motor Co.	112,980
5,000	Gap, Inc./The	216,650
12,000	International Game Technology	208,920
2,250	McDonalds Corp.	219,240
2,500	Starwood Hotels & Resorts Worldwide, Inc.	208,750

		1,065,363

Consumer Staples — 5.9%
4,000	Coca-Cola Enterprises, Inc.	176,800
3,500	Colgate-Palmolive Co.	242,690
6,750	Flowers Foods, Inc.	153,495
6,300	Kellogg Co.	415,485
2,250	Kimberly-Clark Corp.	240,998
6,500	Sysco Corp.	245,245
4,000	Wal-Mart Stores, Inc.	329,000

		1,803,713

Energy — 10.5%
2,000	Chevron Corp.	209,960
6,500	ConocoPhillips	404,690
11,250	Exxon Mobil Corp.	956,250
8,250	Halliburton Co.	362,010
9,500	Marathon Oil Corp.	248,045
2,950	Murphy Oil Corp.	137,470
15,000	Noble Corp. PLC (a)	214,200
5,500	Occidental Petroleum Corp.	401,500
9,500	Suncor Energy, Inc.	277,875

		3,212,000

Financials — 17.3%
54,500	Apollo Investment Corp. (a) (b)	418,287
15,000	Ares Capital Corp. (b)	257,550
7,000	Bank of Nova Scotia/The	351,610
3,500	CBOE Holdings, Inc.	200,918
5,000	Eaton Vance Corp.	208,200
21,250	Fifth Third Bancorp.	400,562
9,000	JPMorgan Chase & Co.	545,220
20,500	Northern Trust Corp., Series C	522,750
15,750	Progressive Corp./The	428,400
7,000	Royal Bank of Canada	422,520
6,250	Toronto-Dominion Bank/The (a)	267,813
1,000	Travelers Cos., Inc./The	108,130
8,500	U.S. Bancorp	371,195
9,250	Waddell & Reed Financial, Inc., Class A	458,245
6,500	Wells Fargo & Co.	353,600

		5,315,000

Health Care — 7.4%
3,450	AbbVie, Inc.	201,963
5,750	Baxter International, Inc.	393,875
4,750	GlaxoSmithKline PLC ADR	219,213
2,350	Johnson & Johnson	236,410
6,750	Merck & Co., Inc.	387,990
18,450	Pfizer, Inc.	641,875
3,000	St. Jude Medical, Inc.	196,200

		2,277,526

Industrials — 8.1%
10,750	ADT Corp./The (a)	446,340
5,000	Avery Dennison Corp.	264,550
9,000	CSX Corp.	298,080
3,750	Deluxe Corp.	259,800
32,500	General Electric Co.	806,325
9,750	Tyco International PLC	419,835

		2,494,930

Information Technology — 5.0%
1,750	Accenture PLC, Class A	163,958
3,000	CA, Inc.	97,830
1,750	International Business Machines Corp.	280,875
5,000	Microchip Technology, Inc.	244,500
3,750	Paychex, Inc.	186,056
8,750	Symantec Corp.	204,444
15,500	Xerox Corp.	199,175
3,750	Xilinx, Inc.	158,625

		1,535,463

Materials — 1.4%
4,250	Dow Chemical Co./The	203,915
4,750	Sonoco Products Co.	215,935

		419,850

Real Estate Investment Trusts — 8.0%
3,500	Camden Property Trust	273,455
9,000	HCP, Inc.	388,890
3,000	Highwoods Properties, Inc.	137,340
6,000	Hospitality Properties Trust	197,940
20,000	Host Hotels & Resorts, Inc.	403,600
2,000	Kimco Realty Corp.	53,700
33,750	Lexington Realty Trust	331,762
5,500	Piedmont Office Realty Trust, Inc. (a)	102,355
2,500	Realty Income Corp. (a)	129,000
2,000	Ventas, Inc.	146,040
8,250	Weyerhaeuser Co.	273,488

		2,437,570

Telecommunication Services — 2.9%
18,250	AT&T, Inc.	595,862
6,250	Verizon Communications, Inc.	303,937

		899,799

Utilities — 3.0%
19,000	CenterPoint Energy, Inc.	387,790
13,250	Questar Corp.	316,145
5,000	TransCanada Corp.	213,600

		917,535

Total Common Stocks (Cost $21,381,097)		22,378,749

Preferred Stocks — 23.3%

Financials — 16.4%
3,000	Aegon NV, 8.000%	85,260
15,000	Allstate Corp./The, 5.100%	389,550
10,500	American Financial Group, Inc., 7.000%	273,210
24,331	Axis Capital Holdings Ltd., Series C, 6.875%	655,477
16,000	BB&T Corp., 5.850%	408,320
21,500	Charles Schwab Corp./The, Series B, 6.000%	572,545
1,000	Goldman Sachs Group, Inc./The, 6.500%	27,130
10,000	JPMorgan Chase Capital XXIX, 6.700%	254,200
15,500	KKR Financial Holdings LLC, 8.375%	434,155
17,500	PartnerRe Ltd., Series E, 7.250%	469,875
23,000	Raymond James Financial, Inc., 6.900%	622,150
28,500	Wells Fargo & Co., Series J, 8.000%	833,625

		5,025,497

Industrials — 1.9%
23,000	Stanley Black & Decker, Inc., 5.750%	590,640

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Real Estate Investment Trusts — 5.0%
15,900	Kimco Realty Corp., Series H, 6.900%	$407,199
4,000	National Retail Properties, Inc., Series D, 6.625%	105,040
16,000	PS Business Parks, Inc., Series S, 6.450%	416,000
22,500	Realty Income Corp., Series F, 6.625%	594,450

		1,522,689

Total Preferred Stocks (Cost $7,024,979)		7,138,826

Exchange-Traded Funds — 2.1%
8,250	SPDR S&P Dividend ETF	645,150

Total Exchange-Traded Funds (Cost $613,186)		645,150

Cash Equivalents — 1.1%
346,958	Huntington Money Market Fund, Institutional Shares, 0.036% (c) (d)	346,958

Total Cash Equivalents (Cost $346,958)		346,958

Short-Term Securities Held as Collateral for Securities Lending — 4.1%
1,271,026	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.140% (d)	1,271,026

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,271,026)		1,271,026

Total Investments (Cost $30,637,246) — 103.6%		31,780,709

Liabilities in Excess of Other Assets — (3.6)%		(1,117,039)

Net Assets — 100.0%		$30,663,670

(a)	All or a portion of the security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015 was $1,248,845.
(b)	Business Development Company
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2015

Shares		Fair Value
Common Stocks — 99.9%

Bermuda — 3.2%

Financials — 3.2%
25,000	Arch Capital Group Ltd. *	$1,540,000

Chile — 0.0%

Materials — 0.0%
800	Sociedad Quimica y Minera de Chile SA ADR	14,600

Finland — 0.9%

Industrials — 0.9%
2,000	Cargotec Oyj (a)	69,229
8,400	Kone Oyj	372,751

		441,980

Germany — 0.1%

Health Care — 0.1%
1,900	Stada Arzneimittel AG (a)	63,510

Hong Kong — 0.2%

Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	80,237

Japan — 0.7%

Industrials — 0.2%
3,500	Sato Corp.	79,519

Information Technology — 0.5%
14,800	Furuno Electric Co. Ltd.	144,496
160	KEYENCE Corp.	87,511
		232,007

		311,526

Sweden — 0.2%

Consumer Discretionary — 0.2%
4,800	Haldex AB	72,575

Switzerland — 0.3%

Consumer Discretionary — 0.3%
3,500	Garmin Ltd. (a)	166,320

United Kingdom — 0.7%

Industrials — 0.7%
4,800	Concentric AB	64,217
26,424	Halma PLC	273,841

		338,058

United States — 93.6%

Consumer Discretionary — 7.8%
23,000	Cabela’s, Inc., Class A (a) *	1,287,540
6,000	Papa John’s International, Inc.	370,860
15,000	Sonic Corp.	475,500
19,000	Tractor Supply Co.	1,616,140

		3,750,040

Consumer Staples — 3.0%
18,000	Sanderson Farms, Inc.	1,433,700

Energy — 2.7%
25,000	CARBO Ceramics, Inc. (a)	762,750
7,000	Denbury Resources, Inc. (a)	51,030
3,500	Dril-Quip, Inc. *	239,365
5,000	SM Energy Co.	258,400

		1,311,545

Financials — 11.5%
16,000	Cullen/Frost Bankers, Inc.	1,105,280
36,000	Evercore Partners, Inc.	1,859,760
22,000	International Bancshares Corp.	572,660
16,750	Raymond James Financial, Inc.	951,065
15,000	South State Corp.	1,025,850

		5,514,615

Health Care — 15.4%
14,000	Abaxis, Inc. (a)	897,540
24,000	AmSurg Corp. *	1,476,480
650	Bio-Rad Laboratories, Inc., Class A *	87,867
14,000	Cerner Corp. *	1,025,640
7,200	Edwards LifeSciences Corp. *	1,025,712
8,000	Luminex Corp. *	128,000
76,000	Myriad Genetics, Inc. (a) *	2,690,400
5,000	Osiris Therapeutics, Inc. (a) *	87,900
1	PharMerica Corp. *	28

		7,419,567

Industrials — 21.8%
6,000	B/E Aerospace, Inc.	381,720
16,000	EnPro Industries, Inc.	1,055,200
18,000	Flowserve Corp.	1,016,820
16,000	Lindsay Corp. (a)	1,220,000
12,000	Quanta Services, Inc. *	342,360
185,000	TASER International, Inc. (a) *	4,460,350
29,500	Trinity Industries, Inc.	1,047,545
18,000	Watts Water Technologies, Inc., Class A	990,540

		10,514,535

Information Technology — 22.7%
77,000	ACI Worldwide, Inc. *	1,667,820
9,000	Anixter International, Inc. *	685,170
20,000	Cardtronics, Inc. *	752,000
2,000	Cognex Corp. *	99,180
42,000	Diodes, Inc. *	1,199,520
3,000	ExlService Holdings, Inc. *	111,600
113,000	Geospace Technologies Corp. (a) *	1,865,630
3,000	Integrated Device Technology, Inc. *	60,060
19,000	Red Hat, Inc. *	1,439,250
13,000	ScanSource, Inc. *	528,450
48,000	Trimble Navigation Ltd. *	1,209,600
11,000	Tyler Technologies, Inc. *	1,325,830

		10,944,110

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Fair Value
Materials — 7.0%
12,000	Albemarle Corp.	$634,080
8,500	Eagle Materials, Inc.	710,260
12,000	Quaker Chemical Corp.	1,027,680
15,500	United States Lime & Minerals, Inc.	999,750

		3,371,770

Real Estate Investment Trusts — 1.4%
3,500	Camden Property Trust	273,455
8,500	Equity One, Inc.	226,865
5,000	Weingarten Realty Investors	179,900

		680,220

Telecommunication Services — 0.3%
10,000	General Communication, Inc., Class A *	157,600

		45,097,702

Total Common Stocks (Cost $36,083,626)		48,126,508

Exchange-Traded Funds — 1.1%
9,040	RevenueShares Small Cap Fund (a)	531,507

Total Exchange-Traded Funds (Cost $499,603)		531,507

Cash Equivalents — 0.1%
51,771	Huntington Money Market Fund, Institutional Shares, 0.036% (b) (c)	51,771

Total Cash Equivalents (Cost $51,771)		51,771

Short-Term Securities Held as Collateral for Securities Lending — 29.5%
14,216,606	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.140% (c)	14,216,606

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,216,606)		14,216,606

Total Investments (Cost $50,851,606) — 130.6%		62,926,392

Liabilities in Excess of Other Assets — (30.6)%		(14,728,903)

Net Assets — 100.0%		$48,197,489

(a)	All or a portion of the security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015 was $13,790,830.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2015.
*	Non-income producing security.

ADR	— American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

As of March 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)(a)
VA Dividend Capture Fund	$30,742,027	$1,981,839	$(943,157)	$1,038,682
VA Situs Fund	50,904,414	16,702,690	(4,680,712)	12,021,978

(a)	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2015, the Trust operated 9 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

The Funds are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from the independent third party to fair value its international equity securities. Securities which are fair valued according to this model are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Dividend Capture Fund
Investment Securities:
Common Stocks	$22,378,749	$—	$—	$22,378,749
Preferred Stocks	7,138,826	—	—	7,138,826
Exchange-Traded Funds	645,150	—	—	645,150
Cash Equivalents	346,958	—	—	346,958
Short-Term Securities Held as Collateral for Securities Lending	1,271,026	—	—	1,271,026

Total Investment Securities	31,780,709	—	—	31,780,709

VA Situs Fund
Investment Securities:
Common Stocks	48,126,508	—	—	48,126,508
Exchange-Traded Funds	531,507	—	—	531,507
Cash Equivalents	51,771	—	—	51,771
Short-Term Securities Held as Collateral for Securities Lending	14,216,606	—	—	14,216,606

Total Investment Securities	62,926,392	—	—	62,926,392

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended March 31, 2015:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA Situs Fund
Investment Securities:
Common Stocks	$—	$1,176,178

Total	$—	$1,176,178

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts –VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2015, VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk. For the period ended March 31, 2015, the Funds did not have any outstanding written options contracts.

D. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of March 31, 2015, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$1,248,845	$1,271,026	$1,906,913	$674	$6,287
VA Situs Fund	13,790,830	14,216,606	14,762,118	49,159	12,994

E. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market funds which are managed by the Advisor. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Money Market Fund	12/31/14 Fair Value	Purchases	Sales	3/31/15 Fair Value	Income
VA Dividend Capture Fund	$1,005,371	$2,920,414	$(3,578,827)	$346,958	$47
VA Situs Fund	81,083	5,723,836	(5,753,148)	51,771	25

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds
By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer
and Principal Executive Officer
Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel Brewer
Daniel Brewer, Chief Executive Officer
and Principal Executive Officer
Date May 27, 2015
By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date May 27, 2015